UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02802

UBS Cashfund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments

UBS Cashfund Inc.

SCHEDULE OF INVESTMENTS – December 31, 2005 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—2.90%
89,000	Federal Home Loan Mortgage Corp. (cost—$88,680,752)	01/31/06 to 02/02/06	4.200 to 4.210@	88,680,752

Certificates of Deposit—7.70%
Non-U.S.—2.77%
20,000	Barclays Bank PLC	01/05/06	4.030	20,000,000
40,000	Calyon N.A., Inc.	01/20/06	4.110	40,000,000
25,000	Natexis Banque Populaires	02/23/06	4.325	25,000,000
				85,000,000

U.S.—4.93%
75,000	American Express, Federal Savings Bank	01/10/06	4.290	75,000,000
76,000	First Tennessee Bank N.A. (Memphis)	01/30/06 to 03/27/06	4.310 to 4.450	76,000,000
				151,000,000
Total Certificates of Deposit (cost—$236,000,000)				236,000,000

Commercial Paper@—82.51%
Asset Backed-Miscellaneous—18.95%
75,925	Barton Capital LLC	01/10/06 to 01/17/06	4.040 to 4.190	75,804,226
4,313	Bryant Park Funding LLC	01/12/06	4.270	4,307,373
48,666	Chariot Funding LLC	01/17/06 to 01/27/06	4.300	48,537,160
43,206	Falcon Asset Securitization Corp.	01/06/06 to 02/02/06	4.260 to 4.290	43,132,302
37,341	Kitty Hawk Funding Corp.	01/17/06	4.300	37,269,637
60,283	Old Line Funding Corp.	01/18/06 to 02/06/06	4.240 to 4.300	60,138,970
75,000	Ranger Funding Co. LLC	01/06/06	4.190	74,956,354
21,802	Sheffield Receivables Corp.	01/06/06	4.170	21,789,373
70,590	Thunderbay Funding	01/17/06 to 03/17/06	4.180 to 4.400	70,267,656
75,000	Variable Funding Capital Corp.	01/20/06 to 02/02/06	4.080 to 4.280	74,764,200
70,000	Windmill Funding Corp.	01/20/06	4.300	69,841,139
				580,808,390

Asset Backed-Securities—18.13%
75,500	Beta Finance, Inc.	01/19/06 to 02/27/06	4.060 to 4.300	75,114,463
35,000	Cancara Asset Securitization LLC	01/05/06	4.225	34,983,569
74,500	CC (USA), Inc. (Centauri)	01/11/06 to 03/21/06	4.060 to 4.380	73,909,261
35,000	Dorada Finance, Inc.	03/21/06	4.370	34,664,360
55,000	Galaxy Funding, Inc.	02/15/06 to 03/28/06	4.260 to 4.410	54,524,775
61,000	Grampian Funding LLC	01/18/06 to 03/07/06	4.060 to 4.370	60,817,416
35,000	K2 (USA) LLC	01/17/06 to 02/13/06	4.170 to 4.220	34,903,261
75,000	Links Finance LLC	02/09/06 to 02/27/06	4.210 to 4.300	74,579,058
52,835	Scaldis Capital LLC	01/12/06 to 03/23/06	4.040 to 4.410	52,703,814
60,000	Solitaire Funding LLC	02/17/06 to 03/13/06	4.260 to 4.390	59,511,481
				555,711,458

Banking-Non-U.S.—18.75%
88,000	Alliance & Leicester PLC	01/05/06 to 02/21/06	4.000 to 4.300	87,863,031
30,000	Bank of Ireland	02/27/06	4.305	29,795,513
75,000	Banque et Caisse d’Epargne de L’Etat	01/12/06	4.050	74,907,187
75,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance	01/17/06 to 02/16/06	4.060 to 4.240	74,665,933
75,000	Depfa Bank PLC	01/04/06 to 01/09/06	3.980 to 4.010	74,969,531
12,620	HBOS Treasury Services PLC	02/15/06	4.250	12,552,956
26,000	Natexis Banques Populaires U.S. Finance Co. LLC	01/20/06	4.165	25,942,847
75,000	Northern Rock PLC	03/06/06	4.350	74,420,000
35,000	Santander Central Hispano Finance Delaware, Inc.	01/20/06	4.100	34,924,264
10,000	Svenska Handelsbanken	01/11/06	4.000	9,988,889
75,000	Westpac Trust Securities NZ Ltd.	01/17/06 to 02/15/06	4.050 to 4.290	74,642,747
				574,672,898

Banking-U.S.—16.08%
75,000	ANZ (Delaware), Inc.	01/19/06	4.080	74,847,000
30,500	CBA (Delaware) Finance, Inc.	02/15/06	4.250	30,337,969
40,000	Deutsche Bank Financial LLC	01/04/06	4.400	39,985,333
76,540	Dexia Delaware LLC	01/23/06 to 02/01/06	4.160 to 4.220	76,305,950
60,000	ING (U.S.) Funding LLC	01/10/06 to 02/02/06	4.000 to 4.300	59,911,778
76,500	Nordea N.A., Inc.	01/04/06 to 02/23/06	3.960 to 4.300	76,321,955

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

52,000	San Paolo IMI U.S. Financial Co.	02/14/06	4.230 to 4.250	51,730,793
70,000	Societe Generale N.A., Inc.	02/02/06	4.140	69,742,400
13,500	UniCredito Delaware, Inc.	02/08/06	4.350	13,438,013
				492,621,191

Beverage/Bottling—0.51%
15,700	Concentrate Manufacturing Co. of Ireland	01/18/06	4.170	15,669,084

Brokerage—5.39%
75,000	Bear Stearns Cos., Inc.	03/13/06	4.390	74,350,646
8,500	Credit Suisse First Boston USA, Inc.	03/14/06	4.380	8,425,540
75,000	Goldman Sachs Group, Inc.	02/23/06	4.280	74,527,417
8,000	Morgan Stanley	01/03/06	4.430	7,998,031
				165,301,634

Diversified Manufacturing—1.63%
50,025	Siemens Capital Corp.	01/12/06	4.150	49,961,565

Finance-NonCaptive Diversified—1.60%
49,000	International Lease Finance Corp.	01/09/06 to 02/06/06	4.010 to 4.190	48,943,140

Utilities-Other—1.47%
45,000	RWE AG	01/11/06	4.050	44,949,375
Total Commercial Paper (cost—$2,528,638,735)				2,528,638,735

Short-Term Corporate Obligations—3.59%
Banking-Non-U.S.—1.96%
60,000	HBOS Treasury Services PLC**	01/03/06	4.311*	60,000,000

Finance-NonCaptive Diversified—1.63%
50,000	General Electric Capital Corp.	01/09/06	4.440*	50,000,000
Total Short-Term Corporate Obligations (cost—$110,000,000)				110,000,000

Repurchase Agreements—1.66%
50,000	Repurchase Agreement dated 12/30/05 with Deutsche Bank, collateralized by $50,250,000 Federal Home Loan Bank obligations, 4.250% to 5.375% due 02/15/07 to 08/15/07; (value—$51,003,027); proceeds: $50,023,056	01/03/06	4.150	50,000,000
972	Repurchase Agreement dated 12/30/05 with State Street Bank & Trust Co., collateralized by $340,151 U.S. Treasury Bonds, 7.875% to 8.125% due 08/15/19 to 02/15/21 and $525,500 U.S. Treasury Notes, 2.375% due 08/31/06; (value—$991,945); proceeds: $972,340	01/03/06	3.150	972,000
Total Repurchase Agreements (cost—$50,972,000)				50,972,000

Number of Shares (000)
Money Market Funds†—1.77%
21,698	AIM Liquid Assets Portfolio	4.164	21,697,518
32,649	BlackRock Provident Institutional TempFund	4.160	32,648,706
Total Money Market Funds (cost—$54,346,224)			54,346,224

Total Investments (cost—$3,068,637,711 which approximates cost for federal income tax purposes)(1)—100.13%			3,068,637,711
Liabilities in excess of other assets—(0.13)%			(4,118,070)
Net Assets (applicable to 3,064,779,266 shares of common stock outstanding equivalent to $1.00 per share)—100.00%			3,064,519,641

*                                         Variable rate securities–maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2005, and reset periodically.

**                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security, which represents 1.96% of net assets as of December 31, 2005, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                                    Interest rates shown are the discount rates at date of purchase.

†                                          Interest rates shown reflect yield at December 31, 2005.

(1)                                  Investments are valued at amortized cost, unless the Fund’s Board of Directors (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	76.5
United Kingdom	8.3
France	5.4
Ireland	3.4
Luxembourg	2.5
Australia	2.4
Spain	1.2
Sweden	0.3
Total	100.0

Weighted average maturity - 30 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2005.

Item 2. Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	February 28, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	February 28, 2006